Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 81,308	¥ 73,575
Ending balance	73,401	81,308	¥ 73,575
Interest income recognized during the reporting period	690	748	661
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	4,296	11,308
Consumer borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Interest income recognized during the reporting period			403
Consumer borrowers | Japan Real Estate Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,976	2,469
Ending balance	1,824	1,976	2,469
Interest income recognized during the reporting period	193	194
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	21	424
Consumer borrowers | Overseas Real Estate Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	570	0
Ending balance	475	570	0
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	129	268
Consumer borrowers | Japan Card Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,115	2,114
Ending balance	503	1,115	2,114
Interest income recognized during the reporting period	35	50
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Japan Other [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	5,970	8,611
Ending balance	2,391	5,970	8,611
Interest income recognized during the reporting period	208	275
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	44
Consumer borrowers | Overseas Other [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	691	413
Ending balance	519	691	413
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	39	0
Corporate borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Interest income recognized during the reporting period			119
Corporate borrowers | Overseas Non Recourse Loans [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	10,148	2,466
Ending balance	8,787	10,148	2,466
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Japan real estate companies [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	778	586
Ending balance	351	778	586
Interest income recognized during the reporting period	51	30
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	61	509
Corporate borrowers | Overseas real estate companies [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	14,505	12,491
Ending balance	20,879	14,505	12,491
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Japan commercial, industrial companies [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,993	2,409
Ending balance	1,267	1,993	2,409
Interest income recognized during the reporting period	91	196
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	28	127
Corporate borrowers | Overseas commercial, industrial companies and other [Member]
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	26,396	26,670
Ending balance	18,634	26,396	26,670
Interest income recognized during the reporting period	112	3
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	4,018	9,936
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	17,166	15,346
Ending balance	17,771	17,166	¥ 15,346
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0